Inventory - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Provision for excess and obsolete inventory	$ 700,000	$ 0
Inventory write down	$ 743,000	$ 0	$ 0